Note 6 - Consideration Receivable	12 Months Ended
Dec. 31, 2014
Consideration Receivable [Abstract]
Consideration Receivable [Text Block]
6.	CONSIDERATION RECEIVABLE

In order to enhance our return on cash during the strategic transition period, in March 2013, the Group made an equity method investment to a real estate developer in Langfang City, Hebei Province (the "Lang Fang Developer"). The Group invested an aggregate $22,142,400 in consideration for 49% of its equity interests. In December 2013, the Company transferred this investment to two third party companies at the consideration of $24,930,702. As of December 31, 2013, the Company has collected $11,481,244 in cash. The carrying balance of consideration receivable was $13,449,458 and $13,400,882 as of December 31, 2013 and 2014, respectively. (Note 26)

The consideration receivable was pledged by the 100% equity interests of Langfang Developer. As of December 31, 2014, based on the valuation of the 100% equity interests of Langfang Developer performed by a third party appraiser, there was no impairment loss of the consideration receivable.